Balance Sheet Components - Schedule of accrued payroll-related expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Accrued compensation	$ 15,262	$ 3,535
Accrued payroll taxes	922	1,388
Accrued benefits	3,022	1,132
Accrued sales commissions	9,456	3,420
Total accrued payroll-related expenses	$ 28,662	$ 9,475